Income taxes, Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax expense attributable to profit is made up of:
Current income tax	$ 4,389	$ 5,849	$ 6,540
Over provision of income tax in prior years	(1,894)	(1,431)	(289)
Income tax expense	$ 2,495	$ 4,418	$ 6,251